Equity Incentive Plans (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Equity Incentive Plans [Abstract]
Schedule of Summary of Activity in the Company's RSUs	A summary of activity in the Company’s RSUs for the three months ended December 31, 2023 is as follows:
	Number of units	Weighted-Average Grant Date Fair Value per Unit
Outstanding at September 30, 2023	209,494	$6.84
Performance-based RSUs	4,000,000	$10.58
Vested	(104,748)	$6.84
Cancelled	—	$—
Outstanding at December 31, 2023	4,104,746	$10.48
A summary of activity in the Company’s RSUs for the year ended September 30, 2023 is as follows:
	Number of units	Weighted-Average Grant Date Fair Value per Unit
Outstanding at September 30, 2022	10,984,241	$6.84
Cancelled	(10,774,747)	$6.84
Outstanding at September 30, 2023	209,494	$6.84

Schedule of Stock Option Activity	Stock option activity for the three months ended December 31, 2023 is as follows:
	Number of Options	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Term (years)
Outstanding at September 30, 2023	5,905,684	$4.28
Granted	32,200	$6.84
Exercised	(390,440)	$5.80
Expired	(138,543)	$5.99
Outstanding at December 31, 2023	5,408,901	$4.14	7.4
Exercisable at December 31, 2023	4,055,326	$3.29	7.0
Stock option activity for the year ended September 30, 2023 is as follows:
	Number of Options	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Term (years)
Outstanding at September 30, 2022	5,754,052	$4.16
Granted	780,506	$6.84
Forfeited	(628,874)	$6.37
Outstanding at September 30, 2023	5,905,684	$4.28	7.5
Exercisable at September 30, 2023	4,226,353	$3.39	7.1

Schedule of Weighted-Average Grant Date Fair Value of Options Granted	The fair value of stock options granted was estimated with the following assumptions:
	Three months ended December 31,
	2023		2022
	Range		Range
	Low	High	Low	High
Expected volatility	54.8%	55.6%	52.4%	53.6%
Expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.9%	4.4%	3.6%	4.2%
Expected term (years)	4.5	5.3	5.0	5.8
The fair value of stock options granted was estimated with the following assumptions:
	Years ended September 30,
	2023		2022
	Range		Range
	Low	High	Low	High
Expected volatility	52.4%	54.4%	50.5%	50.9%
Expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.6%	4.2%	1.0%	3.6%
Expected term (years)	4.6	5.8	4.1	6.1

Schedule of Statements of Operations and Comprehensive Loss	The condensed consolidated statements of operations and comprehensive income (loss) include stock-based compensation expense as follows:
	Three months ended December 31,
	2023	2022
Cost of revenue	$—	$11
Research and development	501	542
Selling, general and administrative	12,204	3,303
Total stock-based compensation expense	$12,705	$3,856
The statements of operations and comprehensive loss include stock-based compensation expense as follows:
	Year ended September 30,
	2023	2022
Cost of revenues	$31	$14
Research and development	1,842	759
Selling, general and administrative	13,603	2,517
Total stock-based compensation expense	$15,476	$3,290